UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.0%
	Shares	Value
CONSUMER DISCRETIONARY — 10.5%
McDonald’s	52,850	$5,183,528
TJX	49,700	2,586,388
Walt Disney	87,234	5,639,678

		13,409,594

CONSUMER STAPLES — 12.9%
Coca-Cola	67,942	2,723,115
CVS Caremark	93,691	5,761,060
PepsiCo	53,000	4,427,620
Procter & Gamble	44,300	3,557,290

		16,469,085

ENERGY — 11.1%
Apache	37,600	3,017,400
Chevron	33,000	4,154,370
Exxon Mobil	43,602	4,087,687
Schlumberger	36,200	2,944,146

		14,203,603

FINANCIAL SERVICES — 12.4%
BlackRock, Cl A	16,800	4,736,928
JPMorgan Chase	85,000	4,737,050
Wells Fargo	147,295	6,407,333

		15,881,311

HEALTH CARE — 16.9%
Becton Dickinson	38,000	3,941,360
Covidien	67,200	4,141,536
Johnson & Johnson	62,000	5,797,000
Mallinckrodt *	8,150	374,003
Novartis ADR	58,000	4,153,380
UnitedHealth Group	43,500	3,168,975

		21,576,254

INDUSTRIAL — 10.8%
Eaton	80,086	5,521,930
Union Pacific	20,300	3,219,377
United Technologies	48,000	5,067,360

		13,808,667

INFORMATION SERVICES — 20.6%
Accenture, Cl A	56,655	4,181,706
Apple	10,700	4,841,750
Cisco Systems	122,500	3,129,875
International Business Machines	25,500	4,973,520
Microsoft	116,400	3,705,012
QUALCOMM	84,500	5,454,475

		26,286,338

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 3.8%
E.I. du Pont de Nemours	84,364	$4,866,959

TOTAL COMMON STOCK (Cost $96,476,353)		126,501,811

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $1,566,250)	1,566,250	1,566,250

TOTAL INVESTMENTS — 100.2% (Cost $98,042,603)†		$128,068,061

Percentages are based on Net Assets of $127,773,474.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.
ADR	American Depositary Receipt
Cl	Class

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 investments.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $98,042,603, and the unrealized appreciation and depreciation were $31,753,777 and $(1,728,319), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013